Significant capital and funding transactions	6 Months Ended
Apr. 30, 2020
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Significant capital and funding transactions

Note 8 Significant capital and funding transactions
Preferred Shares
On December 17, 2019, we purchased for cash 200,000 depositary shares, each representing a one-fortieth
interest in a share of our Fixed Rate/Floating Rate
Non-Cumulative
First Preferred Shares, Series
C-2
(C-2
Preferred Shares), for aggregate total consideration, including accrued dividends, of US$6 million. The purchased depositary and underlying
C-2
Preferred Shares were subsequently cancelled. The
C-2
Preferred Shares do not qualify as Tier 1 regulatory capital.
Subordinated debentures
On December 6, 2019, we redeemed all $2,000 million of our outstanding 2.99% subordinated debentures due on December 6, 2024 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
On December 23, 2019, we issued $1,500 million of NVCC subordinated debentures. The notes bear interest at a fixed rate of 2.88% per annum until December 23, 2024, and at the three-month Canadian Dollar Offered Rate plus 0.89% thereafter until their maturity on December 23, 2029.
Common shares issued
(1)

	For the three months ended
	April 30, 2020		April 30, 2019
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	314	$26	526	$38
Purchased for cancellation (3)	(867)	(11)	(107)	(1)
	(553)	$15	419	$37

	For the six months ended
	April 30, 2020		April 30, 2019
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	547	$44	685	$49
Purchased for cancellation (3)	(7,860)	(97)	(3,791)	(46)
	(7,313)	$(53)	(3,106)	$3

(1)
The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three and six months ended April 30, 2020 and April 30, 2019, our DRIP’s requirements were satisfied through open market share purchases.

(2)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(3)
During the three months ended April 30, 2020, we purchased for cancellation common shares at a total fair value of $87 million (average cost of $100.34 per share), with a book value of $11 million (book value of $12.35 per share). During the six months ended April 30, 2020, we purchased for cancellation common shares at a total fair value of $814 million (average cost of $103.62 per share), with a book value of $97 million (book value of $12.34 per share). During the three months ended April 30, 2019, we purchased for cancellation common shares at a total fair value of $11 million (average cost of $101.41 per share), with a book value of $1 million (book value of $12.27 per share). During the six months ended April 30, 2019, we purchased for cancellation common shares at a total fair value of $359 million (average cost of $94.60 per share), with a book value of $46 million (book value of $12.26 per share).

Covered bonds
RBC Covered Bond Guarantor Limited Partnership (Guarantor LP) is a consolidated structured entity to which we periodically transfer mortgages to support funding activities and asset coverage requirements under our covered bond program.
During the quarter, OSFI temporarily increased the limits on covered bond programs and the Bank of Canada temporarily expanded the eligible collateral for its term repo facility to include banks’ own covered bonds to provide further liquidity due to the COVID-19 pandemic. As at April 30, 2020, the total amount of mortgages transferred and outstanding in the Guarantor LP was $117.7 billion (October 31, 2019 – $53.9 billion), providing further liquidity capacity for the covered bond program and $45.3 billion of covered bonds were recorded as Deposits on our Consolidated Balance Sheets (October 31, 2019 – $39.8 billion).